Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,024,030	$ 1,088,203
SERP
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 38,793	$ 44,343